Matthews Pacific Tiger Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 92.7%
	Shares	Value
China/Hong Kong: 34.3%
Tencent Holdings, Ltd.	25,900	$1,598,888
AIA Group, Ltd.	142,200	1,538,949
Contemporary Amperex Technology Co., Ltd. A Shares	17,700	1,029,448
Alibaba Group Holding, Ltd.	62,640	950,761
China Construction Bank Corp. H Shares	655,000	700,932
WuXi AppTec Co., Ltd. H Shares[b,c]	43,100	645,934
Weichai Power Co., Ltd. A Shares	178,400	626,119
Zijin Mining Group Co., Ltd. H Shares	138,000	604,791
Zhongji Innolight Co., Ltd. A Shares	7,300	601,835
NAURA Technology Group Co., Ltd. A Shares	9,100	588,950
Ping An Insurance Group Co. of China, Ltd. H Shares	74,500	564,912
Swire Properties, Ltd.	181,200	525,559
Anhui Yingliu Electromechanical Co., Ltd. A Shares	49,400	441,522
China Shenhua Energy Co., Ltd. H Shares	72,000	423,540
China Merchants Bank Co., Ltd. H Shares	65,000	408,561
Hong Kong Exchanges & Clearing, Ltd.	7,800	386,608
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	27,400	380,848
Goldwind Science & Technology Co., Ltd. A Shares	97,300	370,508
China Resources Land, Ltd.	95,500	348,859
Hongfa Technology Co., Ltd. A Shares	80,700	324,286
Ningxia Baofeng Energy Group Co., Ltd. A Shares	68,700	289,056
Sungrow Power Supply Co., Ltd. A Shares	13,200	288,131
Jiangsu Zhongtian Technology Co., Ltd. A Shares	50,600	220,446
PetroChina Co., Ltd. H Shares	160,000	219,382
Dongfang Electric Corp., Ltd. H Shares	43,800	189,944
PDD Holdings, Inc. ADR[d]	1,729	176,669
Total China/Hong Kong		14,445,438

Taiwan: 20.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,818	3,655,943
Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	1,651,548
Delta Electronics, Inc.	31,000	1,338,130
Accton Technology Corp.	14,000	661,245
MediaTek, Inc.	13,000	605,881
Elite Material Co., Ltd.	6,000	487,957
Cathay Financial Holding Co., Ltd.	107,000	235,286
Total Taiwan		8,635,990

South Korea: 18.4%
Samsung Electronics Co., Ltd.	32,438	3,577,359
SK Hynix, Inc.	2,510	1,336,040
KB Financial Group, Inc.	8,808	824,388
Samsung C&T Corp.	2,477	414,168
HD Hyundai Heavy Industries Co., Ltd.	1,299	398,414
Hyundai Motor Co.	1,302	382,587
Classys, Inc.	10,938	364,335
Hanwha Aerospace Co., Ltd.	247	203,485
Samsung Biologics Co., Ltd.[b,c,d]	183	181,539
LG Chem, Ltd.	452	89,142
Total South Korea		7,771,457

India: 10.6%
Bharti Airtel, Ltd.	32,144	604,051
HDFC Bank, Ltd.	69,340	534,806

	Shares	Value
State Bank of India	49,810	$514,334
TVS Motor Co., Ltd.	11,372	403,307
Sun Pharmaceutical Industries, Ltd.	21,412	396,686
Mahindra & Mahindra, Ltd.	10,152	316,252
Eternal, Ltd.[d]	129,221	311,960
ICICI Bank, Ltd.	20,236	257,279
Cummins India, Ltd.	4,357	206,718
Bajaj Auto, Ltd.	2,189	202,667
Max Financial Services, Ltd.[d]	12,427	195,310
Axis Bank, Ltd.	15,747	192,801
Inventurus Knowledge Solutions, Ltd.[d]	12,069	169,032
Metropolis Healthcare, Ltd.[b,c]	34,328	157,075
Total India		4,462,278

Singapore: 4.0%
DBS Group Holdings, Ltd.	20,600	908,530
Singapore Technologies Engineering, Ltd.	52,300	438,215
Grab Holdings, Ltd. Class Ad	61,482	225,024
Sea, Ltd. ADR[d]	1,580	130,840
Total Singapore		1,702,609

Malaysia: 1.3%
CIMB Group Holdings BHD	180,600	336,757
Telekom Malaysia BHD	113,900	199,726
Total Malaysia		536,483

Thailand: 1.1%
Central Pattana Public Co., Ltd.	248,600	475,171
Total Thailand		475,171

Philippines: 0.8%
Bank of the Philippine Islands	214,100	352,076
Total Philippines		352,076

United Kingdom: 0.8%
Standard Chartered PLC	15,750	321,420
Total United Kingdom		321,420

Indonesia: 0.5%
PT Bank Central Asia Tbk	497,600	188,856
Total Indonesia		188,856

Vietnam: 0.4%
Asia Commercial Bank JSC	181,125	161,924
FPT Corp.	9,377	26,591
Total Vietnam		188,515

TOTAL COMMON EQUITIES		39,080,293
(Cost $28,947,774)

Matthews Pacific Tiger Active ETFMarch 31, 2026
Schedule of Investmentsa (unaudited) (continued)
PREFERRED EQUITIES: 0.0%
	Shares	Value
India: 0.0%
TVS Motor Co., Ltd., Pfd.[d]	41,520	$4,487
Total India		4,487

TOTAL PREFERRED EQUITIES		4,487
(Cost $0)
SHORT-TERM INVESTMENTS: 4.7%
Money Market Funds: 4.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 3.55%[e]	2,004,435	2,004,435
(Cost $2,004,435)

Total Investments: 97.4%		41,089,215
(Cost $30,952,209)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.6%		1,080,274
Net Assets: 100.0%		$42,169,489

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2026, the aggregate value is $984,548, which is 2.33% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Rate shown is the current yield as of March 31, 2026.
ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).